INCOME TAXES - Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement of valuation allowance
Balance at beginning of the period	$ 36,017	$ 34,500
Additions / (deductions)	(547)	1,517
Decrease related to subsidiaries' cancellation	(2,152)
Balance at end of the period	$ 33,318	$ 36,017